Cover Page Cover Page		3 Months Ended
	Mar. 01, 2021	Dec. 31, 2020
Document Information [Line Items]
Document Period End Date	Mar. 01, 2021
Document Type	8-K
Document Period End Date	Mar. 01, 2021
Entity Registrant Name	HERITAGE FINANCIAL CORP
Entity File Number	000-29480
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-1857900
Entity Address, Address Line One	201 Fifth Avenue SW,
Entity Address, City or Town	Olympia
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98501
City Area Code	(360)
Local Phone Number	943-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	HFWA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key		0001046025
Amendment Flag	false